Financial instruments risks - Summary of Gross Carrying Amount of Modified Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 809,684	$ 123,918
ECL	4,819	1,806
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	12,871	173,416
ECL	$ 2,970	$ 8,161